July 29, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Tweedy, Browne Fund Inc. (the “Registrant”)

File Nos: 33-57724 and 811-07458

Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus dated July 29, 2014 and Statement of Additional Information dated July 29, 2014 for the Registrant, do not differ from that contained in Post-Effective Amendment No. 39 (the “Amendment”), which was filed electronically on July 29, 2014.

Any comments on this certification should be directed to the undersigned at (617) 248-3617.

Very truly yours,

/s/ Teresa M.R. Hamlin

Teresa M.R. Hamlin

Assistant Secretary

cc:	Elise Dolan, Esq.

Patricia Rogers, Esq.

Richard Prins, Esq.